Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Beginning	₩ 1,086,077	₩ 994,781
Acquisitions	1,661	94,875
Disposals	(24,106)	(3,356)
Depreciation	(36,021)	(26,324)
Others	46,420	26,101
Ending	1,074,031	1,086,077
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	332,308	279,397
Acquisitions		83,497
Disposals	(2,921)	(1,092)
Others	(20,864)	(29,494)
Ending	308,523	332,308
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	584,549	559,584
Acquisitions	1,661	11,378
Disposals	(34)	(2,264)
Depreciation	(28,336)	(21,362)
Others	35,665	37,213
Ending	593,505	584,549
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	753	1,199
Depreciation	(797)	(598)
Others	1,400	152
Ending	1,356	753
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning	168,467	154,601
Disposals	(21,151)
Depreciation	(6,888)	(4,364)
Others	30,219	18,230
Ending	₩ 170,647	₩ 168,467